Schedule of Convertible Debentures (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Total convertible debentures		$ 9,976,000	$ 11,916,948
Less unamortized discount			(2,979,282)
Total convertible debentures, net of discount	$ 10,369,541	9,976,000	8,937,666	$ 6,555,633
Less current portion			(8,937,666)
Total convertible debentures, net of current and discount	$ 10,369,541	9,976,000
Senior Secured Convertible Promissory Debentures [Member]
Short-Term Debt [Line Items]
Total convertible debentures		$ 9,976,000	$ 11,916,948
Secured Promissory Note [Member] | September 9, 2027 [Member]
Short-Term Debt [Line Items]
Interest rate		11.00%	11.00%